Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone ETF Trust
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE ETF TRUSTTouchstone Ultra Short Income ETF (the “Fund”)Supplement dated August 24, 2023, to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated April 28, 2023, as may be amended or supplemented from time to timeReduction in Advisory FeeThe Board of Trustees of the Touchstone ETF Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the Fund’s advisory fee.Effective September 1, 2023, the Fund will pay its investment adviser, Touchstone Advisors, Inc. (the “Adviser”), an advisory fee at an annualized rate of 0.18% on the first $500 million of assets and 0.16% on assets over $500 million. Prior to September 1, 2023, the Fund paid the Adviser an advisory fee at an annualized rate of 0.25% on all assets. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month.Operating Expense ReductionEffective September 1, 2023, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.25% of average daily net assets. This contractual expense limitation agreement will be effective through September 29, 2024. Prior to September 1, 2023, the Fund’s contractual expense limitations was 0.34% of average daily net assets.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated to reflect changes to “Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Touchstone Ultra Short Income ETFManagement Fees0.18%Distribution and/or Shareholder Service (12b-1) Fees0.00%Other Expenses0.50%Total Annual Fund Operating Expenses0.68%Fee Waiver and/or Expense Reimbursement(0.43)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.25%(1)The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).(2)“Other Expenses” are based on estimated amounts for the current fiscal year.(3)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.25% of average daily net assets. This contractual expense limitation is effective through September 29, 2024, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.Example.This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year$263 Years$174In addition, effective September 1, 2023, language in the SAI under the heading “The Sub-Advisers and Portfolio Managers” with respect to the Fund’s sub-advisory fee waiver is hereby removed. There are no additional changes to the Summary Prospectus, Prospectus or SAI except those described herein. These changes will also be reflected in an updated Summary Prospectus for the Fund.
Touchstone Ultra Short Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE ETF TRUSTTouchstone Ultra Short Income ETF (the “Fund”)Supplement dated August 24, 2023, to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated April 28, 2023, as may be amended or supplemented from time to timeReduction in Advisory FeeThe Board of Trustees of the Touchstone ETF Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the Fund’s advisory fee.Effective September 1, 2023, the Fund will pay its investment adviser, Touchstone Advisors, Inc. (the “Adviser”), an advisory fee at an annualized rate of 0.18% on the first $500 million of assets and 0.16% on assets over $500 million. Prior to September 1, 2023, the Fund paid the Adviser an advisory fee at an annualized rate of 0.25% on all assets. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month.Operating Expense ReductionEffective September 1, 2023, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.25% of average daily net assets. This contractual expense limitation agreement will be effective through September 29, 2024. Prior to September 1, 2023, the Fund’s contractual expense limitations was 0.34% of average daily net assets.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated to reflect changes to “Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Touchstone Ultra Short Income ETFManagement Fees0.18%Distribution and/or Shareholder Service (12b-1) Fees0.00%Other Expenses0.50%Total Annual Fund Operating Expenses0.68%Fee Waiver and/or Expense Reimbursement(0.43)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.25%(1)The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).(2)“Other Expenses” are based on estimated amounts for the current fiscal year.(3)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.25% of average daily net assets. This contractual expense limitation is effective through September 29, 2024, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.Example.This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year$263 Years$174In addition, effective September 1, 2023, language in the SAI under the heading “The Sub-Advisers and Portfolio Managers” with respect to the Fund’s sub-advisory fee waiver is hereby removed. There are no additional changes to the Summary Prospectus, Prospectus or SAI except those described herein. These changes will also be reflected in an updated Summary Prospectus for the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 29, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Touchstone Ultra Short Income ETF | Touchstone Ultra Short Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[3]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	$ 174

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.25% of average daily net assets. This contractual expense limitation is effective through September 29, 2024, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.